INCOME TAXES (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2013 Canada federal and provincial CAD	Dec. 31, 2012 Canada federal and provincial CAD	Dec. 31, 2013 U.S. federal USD ($)	Dec. 31, 2012 U.S. federal USD ($)
Net operating loss carryforwards
Unused net operating loss carryforwards				1,026	865	$ 1,432	$ 2,174
Deferred income tax liabilities on the unremitted earnings of foreign investments	182	144
Income tax payments, net of refunds	202	190	(84)